Bank Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of Bank Borrowings

Components of bank borrowings are as follows as of December 31:

		Interest rate	2024 SGD	2025 SGD	2025 USD
UOB – Loan 1 (Property)	(1)	1.98-4.95%	242,922	128,854	95,352
UOB – Loan 2 (Bridging Loan)	(2)	2.25%	583,237	-	-
			826,159	128,854	95,352

Less: current portion of long-term bank borrowings			(696,956)	(119,007)	(88,065)
Non-current portion of long-term bank borrowings			129,203	9,847	7,287

(1)	The property loan with twenty-five years of term from February 2, 2002 to January 31, 2027 will maturity in January 2027 with interest rate at 1.68% for the per period from August 4, 2020 to August 3, 2022, 1.98% for the period from August 4, 2022 to August 3, 2023, and at 6.25% from August 4, 2023 and thereafter. The Company revised the loan on May 3, 2023 and the revised interest rate will be 1.20% plus compounded the Singapore Overnight Rate Average (SORA) reference rate for the period from June 1, 2023 to May 31, 2025, and at 2.00% plus compounded SORA reference rate for the period from June 1, 2025 and thereafter. As of December 31, 2025 the SORA rate is 3.25%.

(2)	The bridging loan with five years of term from September 30, 2020 to September 29, 2025 was maturated in October 2025 with the interest rate at 2.25%.

Schedule of Bank Borrowings Interest

Components of bank borrowings interest are as follows as of December 31:

	2023	2024	2025	2025
	SGD	SGD	SGD	USD
UOB – Loan 1 (Property)	13,602	14,766	7,792	5,922
UOB – Loan 2 (Bridging Loan)	36,793	25,146	5,483	4,167
Trust Receipt	24,789	24,088	-	-
Total	75,184	64,000	13,275	10,089

Schedule of Maturities Bank Borrowings

Maturities of the bank borrowings were as follows:

	SGD	USD
For the year ending December 31,
2026	119,007	88,065
2027	9,847	7,287
2028	-	-
Total bank borrowings repayments	128,854	95,352

Current portion of long-term bank borrowings	121,432	89,860
Non-current portion of long-term bank borrowings	9,874	7,306
Less: imputed interest	(2,452)	(1,814)
Total	128,854	95,352